Litigation, regulatory and similar matters (Narrative) (Detail) - 6 months ended Jun. 30, 2022 € in Thousands, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court | €	€ 3,700,000
Civil damages award announcement of the French Court | €	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,150
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail ("caution") ordered to be paid | €	1,100,000
Fine decision French Court of Appeal | €	3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €	1,000,000
Civil damages award, verdict of the French Court of Appeal | €	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal | €	99,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court of Appeal | €	1,875
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | €	2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amounts claimed | $		$ 125
Minimum total claims against all defendants | $		2,000
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amount in dispute | $		125
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		3,200
Agreed settlement pending approval | $		15
Amounts claimed | $		3,400
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		800
Amount of bonds issued and underwritten by the System | $		3,000
Puerto Rico | Claims filed by two US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		955
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine provided in announcement of the European Commission | €	€ 172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		$ 141